Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expenses

For the years ended March 31, 2026, 2025 and 2024, income tax expenses consisted of the following:

For the years ended March 31,
	2026	2025	2024

Current income tax provision	$-	$-	$-
Deferred income tax provision	-	-	-
Total income tax	$-	$-	$-

Schedule of Reconciliation of the Company’s Total Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the applicable PRC statutory income tax rates to its income from operations before income taxes for the years ended March 31, 2026, 2025 and 2024.The applicable PRC statutory tax rate was 15% for the fiscal years ended March 31, 2024, and 25% for the fiscal year ended March 31, 2025 and 2026.

	For the years ended March 31,
	2026	2025	2024

Loss before income taxes	$(6,205,085)	$(3,303,652)	$(3,098,532)
Income tax expense at the PRC statutory rate	(1,551,271)	(495,548)	(404,481)
Non-deductible expenses	20,762	239,939	54,477
Deductible research and development expenses	(44,691)	(46,707)	(27,629)
Deferred tax provision	(273,385)	(1,441,907)	(1,250,105)
Valuation allowance for deferred tax assets	273,385	1,441,907	1,250,105
Effect of income tax rate differences in jurisdictions other than the PRC	1,575,200	302,316	377,633
Total income tax expenses	$-	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities	Significant components of the Company’s deferred income tax assets and liabilities consist of follows:
	As of March 31,
	2026	2025

Tax loss carry forward	$1,077,219	$901,032
Allowance for expected credit loss - accounts receivable	485,159	312,366
Allowance for expected credit loss – other receivable and other current assets	13,608	69,979
Allowance for inventories write-down	34,886	8,462
Impairment provision for Leasehold improvement and property, plant and equipment	104,420	150,068
Valuation allowance for deferred tax assets	(1,715,292)	(1,441,907)
Total	$-	$-